Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000885409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2012
DREYFUS BASIC MONEY MARKET FUND, INC (Prospectus Summary) | DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBAXX